DISTRIBUTION OF PROFIT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 1,203,486,652	$ 926,953,793
Non-distributable general reserve fund	58,634,694	49,713,298
Amount not subject to restrictions	$ 468,338,971	$ 213,269,385
Minimum
Percentage of profit after tax appropriation to general reserve fund required	10.00%